Convertible Credit Facilities (Monte Carlo Valuation Model Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Monte Carlo Valuation Model Assumptions [Line Items]
Floor conversion price	8.88	8.88
Ceiling conversion price	11.88	11.88
Expected volatility	71.00%	73.00%
Risk-free rate of return	2.41%	3.48%
Spot Cdn$ exchange rate	0.98	1.01
Minimum [Member]
Monte Carlo Valuation Model Assumptions [Line Items]
Forward Cdn$ exchange rate curve	0.96	0.97
Maximum [Member]
Monte Carlo Valuation Model Assumptions [Line Items]
Forward Cdn$ exchange rate curve	1.01	1.14